Investments - Gross unrealized losses by unrealized loss position and credit quality (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Debt and Equity Securities, FV-NI [Line Items]
Available for sale securities, unrealized losses having loss of twenty percent or higher, greater than 12 months	$ 0
Investment grade
Debt and Equity Securities, FV-NI [Line Items]
Fixed income securities with unrealized loss position less than 20% of amortized cost, net	(1,883,000)
Fixed income securities with unrealized loss position greater than or equal to 20% of amortized cost, net	0
Total unrealized losses	(1,883,000)	$ (477,000)
Below investment grade
Debt and Equity Securities, FV-NI [Line Items]
Fixed income securities with unrealized loss position less than 20% of amortized cost, net	(1,635,000)
Fixed income securities with unrealized loss position greater than or equal to 20% of amortized cost, net	(264,000)
Total unrealized losses	(1,899,000)	(2,087,000)
Available for sale Securities, Unrealized Losses Having Loss of Less than Twenty Percent, Less than 12 Months	(1,100,000)
Fixed income securities
Debt and Equity Securities, FV-NI [Line Items]
Fixed income securities with unrealized loss position less than 20% of amortized cost, net	(3,518,000)
Fixed income securities with unrealized loss position greater than or equal to 20% of amortized cost, net	(264,000)
Total unrealized losses	$ (3,782,000)	$ (2,564,000)